Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2026
Other Payables and Accruals [Abstract]
Schedule of Components of Other Payables and Accruals

The components of other payables and accruals are as follows:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Accrued expenses	127,981	51,455	39,762
Other payables	283,276	359,936	278,136
GST payable, net	83,815	34,791	26,884
Other payables and accruals	495,072	446,182	344,782